Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Starry, Inc [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2021 and 2020:

	December 31,
	2021	2020
Receivable from 2021 Strategic Partner Arrangement (see Note 12)	$219	$259
Prepaid inventory	3,821	143
Prepaid software	797	553
Contract Manufacturer	674	565
Prepaid rent	709	—
Other	859	320

Total	$7,079	$1,840